Business Combination	6 Months Ended
Jun. 30, 2022
EUDA Health Limited [Member]
Business Combination

Note 4 – Business combination

On December 1, 2019, Kent Ridge Health Private Limited (“KRHPL”), the holding company prior to the re-organization, entered into a Sales and Purchase of Shares Agreement (“SGGL Agreement”) with an unrelated third party, who is the sole shareholder of Super Gateway Group Limited (“SGGL”). Pursuant to the SGGL Agreement, KRHLP will acquire 100% of the equity interests in SGGL (“Transactions”) for a total consideration of approximately USD 2.7 million (approximately SGD 3.7 million) (“Total Consideration”) based on the fair value negotiated and agreed between the Company and the seller of SGGL. The transaction was completed and effective on January 1, 2020.

SGGL, through its 98.3% owned subsidiary, Universal Gateway International Pte Ltd. and its subsidiaries operated in the property management service that services homes and offices.

The Company’s acquisition of SGGL was accounted for as a business combination in accordance with ASC 805. The Company has allocated the purchase price of SGGL based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of SGGL based on a valuation performed by an independent valuation firm engaged by the Company:

Fair Value
Cash	$255,406
Accounts receivable, net	296,356
Prepayments and deposits	87,263
Other receivable - related parties	45
Other current assets	896,583
Total current assets	1,535,653
Equipment	8,555
Intangible assets	646,797
Operating right-of-use assets	75,549
Goodwill	993,533
Total assets	3,260,087

Accounts payable	104,464
Other payables and accrued liabilities	128,340
Tax payables	68,515
Operating lease liabilities	63,472
Total current liabilities	364,791
Deferred tax liabilities	109,956
Lease liabilities non-currents	16,631
Total liabilities	491,378
Non-controlling interest	19,778
Total liabilities and non-controlling interest	511,156
Total purchase consideration	$2,748,931

The unaudited pro forma financial information is not necessary for the six months ended June 30, 2022 and 2021 and for the years ended December 31, 2021 and 2020 because the acquisition of SGGL had been completed on January 1, 2020, as of the beginning of the first period presented in the accompanying consolidated financial statements.